Long-term Debt and Other Financing Arrangements - Annual Maturities of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
For April 1, 2013 to December 31, 2013	$ 124
2013	348	341
2014	151	344
2015	2,969	150
2016	733	2,732
2017	1,083	733
Thereafter	800	1,884
Total	$ 6,208	$ 6,184	$ 6,359